Parent only financial information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Assets, Current [Abstract]
Cash and cash equivalents	¥ 143,934	$ 20,868	¥ 492,107
Total current assets	858,895	124,528	1,627,299
Assets, Noncurrent [Abstract]
Total non-current assets	217,784	31,576	285,684
Total assets	1,076,679	156,104	1,912,983
Current Liabilities
Accrued expenses and other payables	181,140	26,263	238,198
Total current liability	949,721	137,697	1,580,731
Total liabilities	981,285	142,273	1,609,306
Equity:
Additional paid-in capital	5,051,631	732,418	5,031,772
Accumulated other comprehensive loss	(393,841)	(57,102)	(404,877)
Accumulated deficit	(4,557,675)	(660,801)	(4,313,637)
Total Fangdd Network Group Ltd. shareholders' equity	100,116	14,515	313,259
Total liabilities and equity	1,076,679	$ 156,104	1,912,983
Reportable Legal Entities | Parent Company
Assets, Current [Abstract]
Cash and cash equivalents	22,710		162,974
Total current assets	22,710		162,974
Assets, Noncurrent [Abstract]
Investments in and amounts due from subsidiaries, the VIE and VIE's subsidiaries	1,533,937		1,764,671
Total non-current assets	1,533,937		1,764,671
Total assets	1,556,647		1,927,645
Current Liabilities
Accrued expenses and other payables	27,225		28,207
Total current liability	27,225		28,207
Total liabilities	27,225		28,207
Equity:
Class A ordinary shares	1		1
Additional paid-in capital	5,051,631		5,031,772
Accumulated other comprehensive loss	(393,841)		(404,877)
Accumulated deficit	(3,128,369)		(2,727,458)
Total Fangdd Network Group Ltd. shareholders' equity	1,529,422		1,899,438
Total liabilities and equity	¥ 1,556,647		¥ 1,927,645